Prepayments, Other Receivables and Other Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Prepayments, Other Receivables and Other Assets

17. PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Interest receivable	80	516
Other receivables	264	1,044
Income tax refund	4,267	—
Prepaid income tax	—	7,210
VAT recoverable	1,941	4,206
Prepayments	3,455	3,801
	10,007	16,777

As at December 31, 2020 and 2019, included in the Group’s other receivables were amounts due from the Group’s related parties that are repayable on demand of US$20,000 and US$291,000, respectively (note 30).

None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The majority of the above balances were settled within 12 months and had no history of default. The Group estimated that the expected credit loss for the above receivables is insignificant.